Restricted Stock Units Activity under 2013 Plan (Detail) - 2013 Plan - Restricted Stock Units (RSUs) - $ / shares	1 Months Ended	11 Months Ended
	Aug. 31, 2013	Jun. 30, 2014
Shares Subject to RSU's
Beginning balance		0
RSU's granted pursuant to the 2013 Plan	528,500	528,500
RSU's expired/cancelled/repurchased		(528,500)
Ending balance		0
Weighted Average Exercise Price
Beginning balance		$ 0
RSU's granted pursuant to the 2013 Plan		10.00
RSU's expired/cancelled/repurchased		(10.00)
Ending balance		$ 0
Weighted Average Remaining Contractual Life
RSU's granted		10 years
RSU's expired/cancelled/repurchased		10 years